UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2010
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT       VALUE
---------------------------------------    --------    ----------    --------
---------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:                     3.9%
 Federal Home Loan Bank
   5.625%, due 06-13-16                                $  125,000    $139,570
 Federal National Mtg. Assn. Step-Up 1
   2.000%, due 05-12-20                                   400,000     400,502

                                                                      540,072

Maturity of 11 - 20  years:                    1.9
 Federal National Mtg. Assn. Step-Up 1
   2.250%, due 09-30-25                                   260,000     262,924


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $784,706)                               5.8                    802,996


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                  2.3
 Nissan Motor Acceptance Corp. 8
   5.625%, due 03-14-11                                   100,000     102,124
 Oneok Inc.
   7.125%, due 04-15-11                                   105,000     108,347
 Williams Partners
   7.500%, due 06-15-11                                   100,000     104,339

                                                                      314,810

Maturity of 1 - 5 years:                      21.8
 Western Union
   5.400%, due 11-17-11                                   100,000     104,787
 Fiserv Inc.
   6.125%, due 11-20-12                                   100,000     109,129
 Alcoa Inc.
   5.375%, due 01-15-13                                   250,000     265,307
 Scholastic Corp.
   5.000%, due 04-15-13                                   125,000     124,375
 Arcelormittal
   5.375%, due 06-01-13                                   130,000     139,826
 Arcelormittal Sa Luxembourg 8
   5.375%, due 06-01-13                                    25,000      26,843

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                        PERCENT
                                         OF NET     PRINCIPAL
SECURITY                                 ASSETS       AMOUNT        VALUE
------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------
 Rio Tinto Finance USA Ltd.
   5.875%, due 07-15-13                             $  105,000    $  116,986
 Leucadia National Corp.
   7.000%, due 08-15-13                                125,000       133,750
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                150,000       155,071
 Massey Energy Co.
   6.875%, due 12-15-13                                100,000       102,500
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                125,000       118,281
 Lehman Bros Holdings Inc. 6
   4.800%, due 03-13-14                                148,000        32,745
 Brinker International Inc.
   5.750%, due 06-01-14                                155,000       164,468
 HSBC Finance Corp.
   6.000%, due 08-15-14                                275,000       296,121
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                162,000       182,423
 OGE Energy Corp.
   5.000%, due 11-15-14                                250,000       274,098
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                100,000        95,750
 L-3 Communications Corp.
   5.875%, due 01-15-15                                150,000       153,000
 Chesapeake Energy Corp.
   9.500%, due 2-15-15                                 120,000       138,750
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                150,000       138,000
 Nabisco Inc.
   7.550%, due 06-15-15                                100,000       120,624

                                                                   2,992,834

Maturity of 6 - 10 years:                  11.7%
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                160,000       176,033
 Alltel Corp.
   7.000%, due 03-15-16                                100,000       121,585
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                110,000       112,750
 Boston Scientific Corp.
   6.400%, due 06-15-16                                150,000       163,500
 Peabody Energy Corp.
   7.375%, due 11-01-16                                130,000       143,975

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                   $  250,000    $  264,735
 Terex Corp.
   8.000%, due 11-15-17                                      250,000       250,313
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                      230,000       251,571
 Conoco Philips
   5.750%, due 02-01-19                                      100,000       119,977

                                                                         1,604,439

Maturity of 11 - 15 years:                        5.3%
 General Electric Capital Corp. Step-Up 1
   5.500%, due 10-28-21                                      200,000       202,867
 Toyota Motor Credit Corp. Curve Accr'l 2
   8.000%, due 01-18-22                                       50,000        49,750
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       231,485
 Morgan Stanley Curve Accrual 2
   8.375%, due 04-25-23                                      250,000       248,750

                                                                           732,852


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $5,405,842)                               41.1                    5,644,935


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of 1 - 5 years:                          4.7
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                       90,000        98,755
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                      200,000       200,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                      310,000       339,472

                                                                           638,227


Maturity of 6 - 10 years:                         8.6
 Reeves County TX Cert. of Participation
   6.550%, due 12-01-16                                      115,000       114,470
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                      150,000       150,540
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                      200,000       213,526

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS (Cont'd):
-----------------------------------------
 Portland OR Weekly Auction Notes 5, 7
   0.285%, due 06-01-19                                  $  125,000    $  125,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                     300,000       301,671
 Dekalb Cnty GA Dev Authority Revenue
   6.875%, due 03-01-20                                     275,000       275,324

                                                                        1,180,531


Maturity of 11 - 20 years:                       9.2%
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                     110,000       127,809
 New York, NY General Obligation
   6.491%, due 03-01-21                                     125,000       146,405
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                     295,000       319,928
 San Bernardino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                     245,000       258,073
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                     100,000       103,673
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                     100,000       110,183
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                     200,000       199,166

                                                                        1,265,237

Maturity of 21 - 30 years:
 Frisco TX COP
   6.375%, due 02-15-33                          2.8        360,000       385,157


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,356,701)                  25.3                    3,469,152


MORTGAGE-BACKED STRUCTURED OBLIGATIONS:          4.3
 Government National Mortgage Assn.
 Remic Series 2010-2012
   4.500%, due 07-19-12                                     143,615       144,281
 Government National Mortgage Assn.
 Remic Series 2010-17
   4.500%, due 07-15-13                                     441,663       443,337


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                                         PERCENT
                                                          OF NET     PRINCIPAL
SECURITY                                                  ASSETS      AMOUNT         VALUE
-----------------------------------------------------    --------    ---------    -----------
-----------------------------------------------------

TOTAL MORTGAGED-BACKED STRUCTURED OBLIGATIONS
 (Cost $585,277)                                                                  $   587,618


TOTAL U.S. AGENCY, U.S. CORPORATE,
  TAXABLE MUNICIPAL AND
       MORTGAGE-BACKED STRUCTURED
       OBLIGATIONS
 (Cost $10,132,526)                                         76.5%                  10,504,701




LEASE ASSIGNMENTS:                                           1.3
 Ford Motor Co. ESA Lease 2, 5
   12.524%, due 06-01-13                                                              182,238

TOTAL LEASE ASSIGNMENT
 (Cost $148,880)                                                                      182,238

                                                                     NUMBER OF
WARRANTS:                                                    1.3     WARRANTS
                                                                     ---------
 X-Alpha Call Warrants                                                  22,500        178,875

TOTAL LONG/SHORT EQUITY
 (Cost $224,438)                                                                      178,875


NON-CONVERTIBLE PREFERRED STOCK:                             4.6     SHARES
                                                                     ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                                    5,000        128,750
 FPL Group Cap. Tr. I Pfd., 5.875%                                       5,300        134,514
 Georgia Power Cap. Tr. VII Pfd., 5.875%                                 5,200        132,236
 Metlife Inc. Pfd. B, 6.500%                                             5,200        128,180
 Powershares ETF Trust Finl. Pfd.                                        5,900        107,351



TOTAL NON-CONVERTIBLE PREFERRED STOCK (Cost $614,209)                                 631,031


EXCHANGE TRADED DEBT:                                        3.9     SHARES
                                                                     ---------
 AT&T Inc. Senior Notes, 6.375%                                          5,000        135,750
 Comcast Corp. Notes, 6.625%                                             5,400        140,076
 General Elec. Cap. Corp. Pines, 6.100%                                  5,000        129,200
 Metlife Inc. Senior Notes, 5.875%                                       5,175        129,997


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2010
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS      AMOUNT         VALUE
-------------------------------------    --------    ---------    -----------
TOTAL EXCHANGE TRADED DEBT
-------------------------------------
(Cost $491,702)                                                    $535,023

MUTUAL FUNDS:                               12.4%    SHARES
                                                     ---------
 Highland Floating Rate A 5                             35,270        224,319
 Oppenheimer Sr. Floating Rate A 5                      36,400        295,569
 Templeton Income Global Bond A                         37,594        513,910
 Vanguard Money Market Reserves                        640,000        640,000
 First American Treasury Obligations                    29,363         29,363

TOTAL MUTUAL FUNDS
 (Cost $1,804,363)                                                  1,703,161



TOTAL INVESTMENTS
 (Cost $13,416,118)                        100.0                   13,735,029


ASSETS LESS OTHER LIABILITIES                0.0                        4,129


NET ASSETS                                 100.0%                 $13,739,158













1 Interest rates listed for step-up bonds are the rates as of September 30,
2010.
2 Security valued according to "good faith pricing" guidelines.
3 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note A)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At September 30, 2010, the aggregate amount of illiquid securities was $827,126, which is 6.0% of the Fund's net assets.
6 Security is in default as of September 30, 2010.
7 Variable interest rate. Interest rate listed is the rate as of September 30, 2010.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $128,967, which is 0.9% of the Fund's net assets.
------

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended September 30, 2010, aggregated $363,710 and $531,000, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended September 30, 2010, aggregated $260,000 and $0, respectively.
At September 30, 2010, gross unrealized appreciation on investments was $690,202 and gross unrealized depreciation on investments was $371,291 for a net unrealized appreciation of $318,911 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.
Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers in and out of Levels 1 and 2.
The following table summarizes the inputs used to value the fund's net assets as of September 30, 2010.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2010
(UNAUDITED)



                                                     Level 1               Level 2   Level 3    Total
Security Type                           Investments in Securities ($000)
U.S. Agency Obligations                 $                               -  $    803  $      -  $   803
U.S. Corporate Obligations                                              -     5,645         -    5,645
Taxable Municipal Obligations                                           -     3,469         -    3,469
Mortgage-Backed Structured Obligations                                  -       588         -      588
Lease Assignments                                                       -       182         -      182
Long/Short Equity                                                     179         -         -      179
Non-Convertible Preferred Stock                                       631         -         -      631
Exchange Traded Debt                                                  535         -         -      535
Mutual Funds                                                        1,703         -         -    1,703
Total                                   $                           3,048  $ 10,687  $      0  $13,735
                                        ---------------------------------  --------  --------  -------









                                                                                Measurements
                                                                      Using Unobservable Inputs ($000)
                                                                                  (Level 3)

                                                                                 Securities
--------------------------------------------------------------------

Beginning Balance 6-30-2010                                           $                              0

Total gains or losses (realized/unrealized) included in earnings                                     0

Purchases, sales, issuances, settlements and return of capital (net)                                 0

Transfers in and/or out of Level 3                                                                   0

Ending Balance 9-30-2010                                              $                              0

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                        $                              0
                                                                      =================================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 27, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      James M. Johnson, President

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer